Intangible assets - Balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Total intangible assets
Goodwill	$ 7,599	$ 8,397	$ 8,895
Total intangible assets, including goodwill	10,109	11,497
Westpac Institutional Bank
Total intangible assets
Goodwill		487
Computer software
Total intangible assets
Intangible assets	1,840	2,430	2,365
Impairment	485	171
Computer software | Software-as-a-Service (SaaS) arrangements
Total intangible assets
Impact from a change in accounting policy	94
Computer software | Westpac Institutional Bank
Total intangible assets
Impairment	380
Computer software | Westpac Institutional Bank | Annual impairment testing
Total intangible assets
Impairment	344
Computer software | Gross amount
Total intangible assets
Intangible assets	7,770	7,370
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,930)	(4,940)
Brand Names
Total intangible assets
Intangible assets	670	670
Brand Names | Consumer
Total intangible assets
Intangible assets	382	382
Brand Names | Business
Total intangible assets
Intangible assets	286	286
Brand Names | Specialist Businesses
Total intangible assets
Intangible assets	2	2
Parent Entity
Total intangible assets
Goodwill	6,241	6,728	6,844
Total intangible assets, including goodwill	8,530	9,630
Parent Entity | Westpac Institutional Bank
Total intangible assets
Goodwill		487
Parent Entity | Computer software
Total intangible assets
Intangible assets	1,653	2,266	$ 2,207
Impairment	475	165
Parent Entity | Computer software | Software-as-a-Service (SaaS) arrangements
Total intangible assets
Impact from a change in accounting policy	80
Parent Entity | Computer software | Westpac Institutional Bank
Total intangible assets
Impairment	380
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	6,681	6,372
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,028)	(4,106)
Parent Entity | Brand Names
Total intangible assets
Intangible assets	636	636
Parent Entity | Brand Names | Consumer
Total intangible assets
Intangible assets	350	350
Parent Entity | Brand Names | Business
Total intangible assets
Intangible assets	$ 286	$ 286